ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 100.8%
Alabama 1.5%
Baldwin County Eastern Shore Hosp. Auth., 5.75%, 4/1/27
(Prerefunded 4/1/08) (1)	885	923
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	2,100	2,338
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.375%, 12/1/24 (2)	1,500	1,653
Courtland Ind. Dev. Board, PCR, Int'l. Paper, 6.70%, 11/1/29 (2)	1,000	1,069
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.125%, 12/1/26	2,950	3,248
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.25%, 12/1/32	700	771
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.25%, 3/1/31	3,500	3,697
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.25%, 3/1/36	1,850	1,947
Phoenix City Ind. Dev. Board, PCR, MeadWestvaco
6.10%, 5/15/30	2,050	2,184
Phoenix City Ind. Dev. Board, PCR, MeadWestvaco
6.35%, 5/15/35 (2)	3,000	3,235
Selma Ind. Dev. Board, PCR, Int'l. Paper, 6.70%, 2/1/18 (2)	2,000	2,161
		23,226
Alaska 1.0%
Alaska HFC, Single Family, 6.10%, 6/1/30	3,935	4,112
Alaska HFC, Single Family, 6.15%, 6/1/39	6,300	6,573
Valdez Marine, BP Pipeline, VRDN (Currently 3.65%)	1,000	1,000
Valdez Marine, BP Pipeline, VRDN (Currently 3.65%)	3,250	3,250
Valdez Marine, Exxon Mobil, VRDN (Currently 3.57%)	800	800
		15,735
Arizona 0.8%
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/14	2,040	2,121
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/20	4,500	4,674
Peoria IDA, Sierra Winds Life Care, 6.375%, 8/15/29	1,250	1,301
Peoria IDA, Sierra Winds Life Care, 6.50%, 8/15/31	1,000	1,043
Tempe IDA, Friendship Village, 5.375%, 12/1/13	1,000	1,023
Tempe IDA, Friendship Village, 6.75%, 12/1/30	2,700	2,943
		13,105
Arkansas 0.3%
Arkansas Dev. Fin. Auth., Single Family, 5.10%, 7/1/36 (2)	5,000	5,203
		5,203
California 11.7%
ABAG Fin. Auth. for Nonprofit Corp., Windemere Ranch
6.00%, 9/1/34	4,900	5,270
California, 5.50%, 4/1/30 (Prerefunded 4/1/14) (1)	600	678
California, GO, 5.00%, 3/1/14	4,000	4,348
California, GO, 5.00%, 2/1/33 (3)	10,000	10,554
California, GO, 5.25%, 11/1/16	10,000	10,957
California, GO, 5.50%, 4/1/30	4,900	5,545
California, GO, 5.50%, 11/1/33	15,640	17,244
California, GO, 5.65%, 6/1/30	310	329
California County Tobacco Securitization Agency
STEP, 0.00%, 6/1/21	5,445	4,764
California Dept. of Water Resources, Power Supply
5.375%, 5/1/21 (Prerefunded 5/1/12) (1)	1,925	2,124
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (4)	8,100	8,956
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (1)	3,000	3,365
California Housing Fin. Agency, Home Mortgage
5.00%, 2/1/24 (2)(5)	5,000	5,201
California Pollution Control Fin. Auth., PCR, Waste Management
5.40%, 4/1/25 (2)	6,000	6,441
California Public Works Board, Community College
5.50%, 6/1/21	1,155	1,289
California Public Works Board, Community College
5.50%, 6/1/22	1,220	1,359
California Public Works Board, Community College
5.50%, 6/1/23	1,285	1,431
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	6,000	6,394
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/24	2,000	2,137
California Statewide CDA, Daughters Of Charity Health
5.25%, 7/1/35	3,000	3,190
California Statewide CDA, Memorial Health Services
6.00%, 10/1/23	2,250	2,518
Capistrano Unified School Dist. No. 90-2, 6.00%, 9/1/33	1,250	1,335
City of Roseville, Stoneridge East Community Fac. Dist. #1
6.20%, 9/1/21	1,250	1,353
City of Roseville, Stoneridge East Community Fac. Dist. #1
6.30%, 9/1/31	2,500	2,726
Corona Community Fac. Dist. #2002-4, 5.80%, 9/1/29	2,000	2,045
Corona Community Fac. Dist. #2002-4, 5.875%, 9/1/34	2,000	2,044
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.50%, 10/1/19	1,000	1,078
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.625%, 10/1/29	1,780	1,925
El Dorado County, 5.25%, 9/1/35	2,500	2,587
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	4,000	4,170
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (6)	2,650	1,951
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/19 (6)	10,000	6,130
Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12	1,200	1,203
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.00%, 6/1/45	4,500	4,706
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (1)	9,100	10,117
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/43 (Prerefunded 6/1/13) (1)	1,050	1,167
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (1)	8,000	8,951
Golden State Tobacco Securitization Corp., Tobacco Settlement
6.75%, 6/1/39	2,000	2,300
Lincoln, Community Fac. Dist. #2003-1, 6.00%, 9/1/34	2,265	2,371
Los Angeles Dept. of Water & Power, 5.125%, 7/1/40 (5)	2,000	2,111
Orange County Community Fac. Dist., Ladera Ranch
5.55%, 8/15/33	3,500	3,643
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	10,000	10,428
Univ. of California Regents, 5.125%, 5/15/20 (4)	1,500	1,629
West Hollywood CDA, East Side Redev., 5.75%, 9/1/33	2,000	2,132
West Sacramento Fin. Auth., 5.00%, 9/1/34 (7)	2,000	2,264
		184,460
Colorado 1.8%
Beacon Point Metropolitan Dist., 4.375%, 12/1/15	755	778
Colorado Ed. & Cultural Fac. Auth., Elbert County Charter
7.25%, 3/1/24	735	799
Colorado Ed. & Cultural Fac. Auth., Elbert County Charter
7.375%, 3/1/35	785	850
Colorado Ed. & Cultural Fac. Auth., Excel Academy
5.50%, 12/1/25 (7)	1,295	1,460
Colorado Ed. & Cultural Fac. Auth., Excel Academy
5.50%, 12/1/33 (7)	1,550	1,733
Colorado Ed. & Cultural Fac. Auth., Excel Academy
7.30%, 12/1/23 (Prerefunded 12/1/11) (1)	970	1,133
Colorado Ed. & Cultural Fac. Auth., Excel Academy
7.50%, 12/1/33 (Prerefunded 12/1/11) (1)	1,750	2,060
Colorado Ed. & Cultural Fac. Auth., Knowledge Charter School
6.50%, 5/1/36	1,950	2,055
Colorado Ed. & Cultural Fac. Auth., Peak to Peak Charter
Schools, 7.50%, 8/15/21 (Prerefunded 8/15/11) (1)	920	1,062
Colorado Ed. & Cultural Fac. Auth., Peak to Peak Charter
Schools, 7.625%, 8/15/31 (Prerefunded 8/15/11) (1)	1,000	1,171
Colorado HFA, 6.50%, 11/15/31 (Prerefunded 11/15/11) (1)	2,000	2,275
Colorado HFA, 6.625%, 11/15/26 (Prerefunded 11/15/11) (1)	500	571
Colorado HFA, Christian Living Communities, 5.25%, 1/1/17	1,245	1,278
Colorado HFA, Christian Living Communities, 5.75%, 1/1/37	2,000	2,101
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	4,900	5,400
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	4,000	4,272
		28,998
Connecticut 4.1%
Connecticut Dev. Auth., Light & Power, 5.85%, 9/1/28	6,580	6,937
Connecticut Dev. Auth., Light & Power, 5.85%, 9/1/28	5,000	5,271
Connecticut Housing Fin. Auth., 4.875%, 11/15/36 (2)	8,920	9,112
Mashantucket Western Pequot Tribe, 5.50%, 9/1/28	9,000	9,274
Mashantucket Western Pequot Tribe, 5.50%, 9/1/36 (8)	12,285	13,105
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (8)	1,000	1,029
Mashantucket Western Pequot Tribe, 5.75%, 9/1/18 (8)	1,000	1,029
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (8)	4,000	4,109
Mohegan Tribe Indians, 6.25%, 1/1/21	2,500	2,682
Mohegan Tribe Indians, 6.25%, 1/1/31	10,000	10,695
Mohegan Tribe Indians, Public Improvement, 5.125%, 1/1/23	1,350	1,405
		64,648
Delaware 0.5%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	700	735
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/30	1,000	1,043
Delaware HFA, Catholic Health East, 5.75%, 11/15/33	750	823
Sussex County, Cadbury Lewes, 5.15%, 1/1/12	1,075	1,085
Sussex County, Cadbury Lewes, 5.45%, 1/1/16	850	866
Sussex County, Cadbury Lewes, 6.00%, 1/1/35	2,505	2,652
		7,204
District of Columbia 2.1%
District of Columbia, GO, 5.375%, 6/1/17 (9)(10)(17)	4,750	5,020
District of Columbia, GO, 5.50%, 6/1/13 (9)(10)(17)	9,370	9,883
District of Columbia, GO, 5.50%, 6/1/14 (9)(10)(17)	5,620	5,925
District of Columbia, Henry Adams House/Gables
6.60%, 11/1/15	1,675	1,787
District of Columbia, Medlantic Health, 5.75%, 8/15/26 (6)(11)	6,000	6,130
District of Columbia, The Methodist Home of D.C.
5.50%, 1/1/11	1,000	1,011
District of Columbia, The Methodist Home of D.C.
6.00%, 1/1/20	3,920	4,014
		33,770
Florida 3.1%
Belmont Community Dev. Dist., 5.125%, 11/1/14	3,000	3,054
Brandy Creek Community Dev. Dist., 6.35%, 5/1/34	975	1,047
Double Branch Community Dev. Dist., 6.70%, 5/1/34	1,470	1,623
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	20	20
Fishhawk Community Dev. Dist. II, Special Assessment
5.125%, 11/1/09	940	940
Greyhawk Landing Community Dev. Dist., 6.25%, 5/1/09	620	623
Heritage Harbour South Community Dev. Dist., 5.40%, 11/1/08	20	20
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/23	500	528
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/24	2,000	2,111
Laguna Lakes Community Dev., Special Assessment
5.25%, 11/1/07	20	20
Laguna Lakes Community Dev., Special Assessment
6.40%, 5/1/33	960	1,042
Lee County IDA, Cypress Cove at Healthpark, 6.375%, 10/1/25	2,600	2,675
Middle Village Community Dev. Dist., Special Assessment
5.00%, 5/1/09	395	395
Middle Village Community Dev. Dist., Special Assessment
5.80%, 5/1/22	965	1,022
Orange County HFA, Westminster Community Care
6.50%, 4/1/12	1,700	1,768
Orange County HFA, Westminster Community Care
6.75%, 4/1/34	2,695	2,812
Paseo Community Dev. Dist., 5.00%, 2/1/11	5,640	5,646
Preserve at Wilderness Lake Community Dev. Dist.
5.00%, 5/1/09	120	120
Preserve at Wilderness Lake Community Dev. Dist.
5.90%, 5/1/34	2,195	2,305
Saddlebrook Community Dev. Dist., 6.25%, 5/1/09	25	25
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	1,850	1,882
Saint John's County IDA, Glenmoor, 5.25%, 1/1/26	1,000	1,019
Saint John's County IDA, Glenmoor, 5.375%, 1/1/40	2,500	2,562
Saint John's County IDA, Vicar's Landing, 6.75%, 2/15/12	3,167	3,172
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	3,260	3,290
Seven Oaks Community Dev. Dist. II, 5.875%, 5/1/35	1,975	2,067
South Village Community Dev. Dist., 5.70%, 5/1/35	2,960	3,072
Winter Garden Village, Fowler Grove, 5.65%, 5/1/37	3,000	3,127
		47,987
Georgia 2.4%
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.25%, 5/15/19	1,500	1,551
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.375%, 5/15/29	3,500	3,624
Athens - Clarke County Residential Care Fac., Wesley Woods of
Athens, 6.375%, 10/1/27	2,500	1,867
Atlanta, Princeton Lakes, 5.50%, 1/1/31	435	447
Augusta, Apartments, 5.15%, 1/1/35	1,600	1,663
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	3,250	3,572
Fulton County Residential Care Fac. Elderly, Canterbury Court
6.125%, 2/15/34	2,000	2,113
Municipal Electric Auth. of Georgia, Electric Power
6.25%, 1/1/17	4,000	4,763
Rockdale County Dev. Auth., Pratt Industries USA
7.40%, 1/1/16 (2)	2,965	2,993
Rockdale County Dev. Auth., Pratt Industries USA
7.50%, 1/1/26 (2)	3,800	3,836
Savannah Economic Dev. Auth., Marshes of Skidaway
6.85%, 1/1/19	2,240	2,412
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	2,700	2,973
Savannah Economic Dev. Auth., Marshes Of Skidway
6.00%, 1/1/34	1,445	1,433
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (1)	3,430	3,778
		37,025
Guam 0.6%
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	8,750	9,476
		9,476
Hawaii 0.2%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living
7.875%, 11/15/23	2,500	2,916
		2,916
Idaho 0.4%
Idaho Housing Agency, Single Family, 7.80%, 1/1/23 (2)	75	75
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	1,000	1,138
Power County, PCR, FMC Corp., 6.45%, 8/1/32 (2)	4,570	4,877
		6,090
Illinois 7.4%
Aurora Economic Dev., Advocate Health Care Network
8.75%, 7/1/14	2,750	2,757
Bolingbrook Special Service Area No. 1, Forest City
STEP, 0.00%, 3/1/27	1,750	1,797
Gilberts, Special Service Area No. 15, Gilbert Town Center
6.25%, 3/1/35	5,804	6,053
Illinois Dev. Fin. Auth., PCR, Citgo Petroleum, 8.00%, 6/1/32 (2)	1,750	1,976
Illinois EFA, Augustana College, 5.70%, 10/1/32	2,500	2,646
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	8,000	8,811
Illinois HDA, Single Family, 5.10%, 8/1/31 (2)	7,500	7,840
Illinois HFA, Clare at Water Tower (Chicago), 6.125%, 5/15/38	5,000	5,264
Illinois HFA, Friendship Village of Schaumburg
5.625%, 2/15/37	7,600	7,854
Illinois HFA, Friendship Village of Schaumburg
5.00%, 2/15/15	1,000	1,009
Illinois HFA, Glen Oaks, 7.00%, 11/15/19 (6)	3,300	3,465
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (6)	5,100	5,355
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	4,000	4,201
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	8,000	8,339
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	3,400	3,621
Illinois HFA, Lutheran Senior Ministries, 7.375%, 8/15/31
(Prerefunded 8/15/11) (1)	6,530	7,625
Illinois HFA, Riverside Health, 5.75%, 11/15/20	2,620	2,674
Illinois HFA, Riverside Health, 6.00%, 11/15/32	4,000	4,374
Illinois HFA, Riverside Health, 6.80%, 11/15/20
(Prerefunded 11/15/10) (1)	2,250	2,531
Illinois HFA, Smith Village, 6.25%, 11/15/35	5,800	6,155
Illinois HFA, Tabor Hills Supportive Living, 5.25%, 11/15/26	2,300	2,398
Illinois HFA, Tabor Hills Supportive Living, 5.25%, 11/15/36	2,000	2,072
Illinois HFA, Three Crowns Park Plaza, 5.875%, 2/15/38	2,250	2,370
Illinois HFA, Univ. of Chicago, VRDN (Currently 3.59%) (11)	1,300	1,300
Illinois HFA, Villa St. Benedict, 5.75%, 11/15/15	1,000	1,001
Illinois HFA, Villa St. Benedict, 6.90%, 11/15/33	3,500	3,885
Village of Carol Stream, Windsor Park Manor, 7.00%, 12/1/13
(Prerefunded 12/1/07) (1)	2,000	2,098
Village of Carol Stream, Windsor Park Manor, 7.20%, 12/1/14
(Prerefunded 12/1/07) (1)	1,200	1,261
Yorkville United City Special Service Area, Bristol Bay
5.875%, 3/1/36	6,000	6,091
		116,823
Indiana 1.6%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	4,000	4,078
Indiana Fin. Auth., American Water Works
4.875%, 10/1/36 (2)(4)	5,000	5,161
Indiana HFFA, Community Foundation, 6.00%, 3/1/34	3,000	3,260
Indianapolis Airport Auth., United Airlines
6.50%, 11/15/31 (2)(12)	10,066	624
Rockport Ind., PCR, American Electric Power, 4.15%, 7/1/25 (4)	5,000	5,084
Saint Joseph County, Holy Cross Village Notre Dame
6.00%, 5/15/38	1,975	2,096
Saint Joseph County, Madison Center, 5.45%, 2/15/17	3,400	3,466
Saint Joseph County, Madison Center, 5.50%, 2/15/21	1,150	1,171
		24,940
Iowa 1.7%
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/10	1,000	1,029
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/11	1,000	1,037
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/12	1,825	1,904
Iowa Fin. Auth., Care Initiatives, 5.50%, 7/1/25	3,000	3,195
Scott County, Ridgecrest Village, 5.25%, 11/15/27	3,000	3,137
Scott County, Ridgecrest Village, 5.625%, 11/15/18	1,600	1,679
Scott County, Ridgecrest Village, 7.25%, 11/15/26
(Prerefunded 11/15/10) (1)	4,750	5,384
Tobacco Settlement Auth., 5.30%, 6/1/25
(Prerefunded 6/1/11) (1)	1,400	1,498
Tobacco Settlement Auth., 5.375%, 6/1/38	8,000	8,438
		27,301
Kansas 1.0%
City of Olathe, Senior Living Aberdeen, 8.00%, 5/15/30
(Prerefunded 5/15/10) (1)	2,000	2,312
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32	1,100	1,208
Overland Park Dev. Corp., 7.375%, 1/1/32	5,500	6,034
Wyandotte County Unified Gov't., 4.75%, 12/1/16	3,250	3,370
Wyandotte County Unified Gov't., 5.00%, 12/1/20	3,350	3,511
		16,435
Kentucky 0.3%
Florence, Bluegrass RHF Housing, 7.625%, 5/1/27
(Prerefunded 5/1/07) (1)	2,500	2,601
Public Energy Auth. of Kentucky, BP America
VRDN (Currently 3.66%)	2,100	2,100
		4,701
Louisiana 1.0%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (2)	6,250	7,920
Louisiana, Gas & Fuels Tax, 4.75%, 5/1/39 (10)	7,000	7,275
		15,195
Maryland 5.9%
Annapolis, IDRB, Park Place Project, 5.35%, 7/1/34	2,650	2,750
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	1,500	1,598
Baltimore City, Harborview Lot No. 2, 6.50%, 7/1/31	1,750	1,923
Gaithersburg, Asbury Maryland Obligation Group
5.125%, 1/1/26	5,000	5,247
Gaithersburg, Asbury Maryland Obligation Group
5.125%, 1/1/36	7,000	7,288
Gaithersburg, Asbury Solomons Obligation Group
5.50%, 1/1/15	5,500	5,504
Maryland Energy Fin. Administration, Office Paper Systems
7.50%, 9/1/15 (2)	4,915	5,554
Maryland CDA, Residential, 4.90%, 9/1/31 (2)	3,000	3,090
Maryland CDA, Residential, 4.90%, 9/1/36 (2)	7,550	7,723
Maryland CDA, Residential, 4.95%, 9/1/38 (2)	4,500	4,633
Maryland Economic Dev. Corp., Chesapeake Bay
7.625%, 12/1/22 (Prerefunded 12/1/09) (1)	3,000	3,341
Maryland Economic Dev. Corp., Chesapeake Bay
7.73%, 12/1/27 (Prerefunded 12/1/09) (1)	2,000	2,234
Maryland Economic Dev. Corp., Chesapeake Hyatt
5.00%, 12/1/31	10,600	10,750
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (1)	3,935	4,613
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/34	8,265	8,596
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	2,750	2,987
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	1,500	1,621
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/19	1,300	1,428
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	1,000	1,097
Maryland HHEFA, Collington Episcopal Life Care, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	120	134
Maryland HHEFA, Doctor's Community Hosp., 5.50%, 7/1/24	5,100	5,105
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 5.00%, 1/1/12 (2)	3,250	3,327
Prince Georges County, National Harbor, 5.20%, 7/1/34	2,000	2,058
		92,601
Massachusetts 2.3%
Massachusetts, 5.00%, 8/1/10 (4)(6)	190	200
Massachusetts, GO, VRDN (Currently 3.65%)	1,700	1,700
Massachusetts, GO, 5.50%, 8/1/19 (11)(17)	10,000	11,694
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/19	2,500	3,130
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/21	2,000	2,518
Massachusetts Dev. Fin. Agency, Boston Univ.
5.45%, 5/15/59 (7)	2,500	3,043
Massachusetts Dev. Fin. Agency, Covanta Haverhill
5.30%, 12/1/14 (2)	1,000	1,033
Massachusetts Dev. Fin. Agency, Covanta Haverhill
6.70%, 12/1/14 (2)	2,250	2,425
Massachusetts HEFA, Partners Healthcare, 5.75%, 7/1/32	3,600	3,918
Massachusetts Ind. Fin. Agency, Bradford College
5.625%, 11/1/28 (12)	6,000	76
Massachusetts Ind. Fin. Agency, Covanta Haverhill
5.40%, 12/1/11 (2)	3,600	3,749
Massachusetts Ind. Fin. Agency, Covanta Haverhill
5.60%, 12/1/19 (2)	2,000	2,081
		35,567
Michigan 1.1%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (1)	2,250	2,505
Delta County Economic Dev. Corp., MeadWestvaco
6.25%, 4/15/27 (Prerefunded 4/15/12) (1)	1,000	1,130
Dickinson County, PCR, Int'l. Paper, 4.80%, 11/1/18	2,185	2,242
Garden City Hosp. Fin. Auth., Garden City Hosp.
5.625%, 9/1/10	860	872
Garden City Hosp. Fin. Auth., Garden City Hosp., 5.75%, 9/1/17	1,280	1,284
Kentwood Economic Dev. Corp., The Holland Group
5.375%, 11/15/36	3,000	3,199
Michigan Strategic Fund, IDRB, Waste Management
5.20%, 4/1/10 (2)	6,500	6,700
		17,932
Minnesota 0.7%
Hubbard County Solid Waste Disposal, IDRB, Potlatch Corp.
7.25%, 8/1/14 (2)	3,000	3,421
Minneapolis, Walker Methodist Senior Services
6.00%, 11/15/28	3,702	3,763
Minnesota, GO, VRDN (Currently 3.52%)	4,000	4,000
		11,184
Mississippi 1.1%
Mississippi Business Fin. Corp., PCR, System Energy Resources
5.90%, 5/1/22	14,325	14,350
Warren County, PCR, Int'l. Paper, 6.75%, 8/1/21 (2)	2,000	2,162
		16,512
Missouri 0.7%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	495	498
Good Shepherd Nursing Home Dist., 5.90%, 8/15/23	2,000	2,019
Missouri HEFA, Lutheran Senior Living, 5.375%, 2/1/35	3,500	3,707
Sugar Creek IDRB, LaFarge North America, 5.65%, 6/1/37 (2)	3,750	4,003
		10,227
Montana 0.1%
Montana Board of Housing, Single Family, 6.00%, 12/1/29 (2)	1,965	1,965
		1,965
Nebraska 0.0%
City of Kearney, Great Platte River Road Memorial
8.00%, 9/1/12	123	93
City of Kearney, Great Platte River Road Memorial
Zero Coupon, 9/1/12 (16)	1,583	16
Nebraska Investment Fin. Auth., Single Family
6.30%, 9/1/20 (2)	230	232
		341
Nevada 2.7%
Clark County, IDRB, PCR, Nevada Power, 5.60%, 10/1/30 (2)	5,000	5,006
Clark County, IDRB, PCR, Nevada Power, 5.90%, 10/1/30 (2)	6,500	6,501
Clark County, IDRB, PCR, Southwest Gas, 4.75%, 9/1/36 (2)(5)	5,000	5,111
Clark County, IDRB, PCR, Southwest Gas, VR, 5.80%, 3/1/38 (2)	7,545	8,116
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38	2,875	3,054
Henderson Local Improvement Dist., Sun City Anthem Phase II
5.80%, 3/1/23	1,875	1,935
Nevada Dept. of Business & Ind., Las Ventanas
7.00%, 11/15/34	3,200	3,273
Washoe County Water Fac., Sierra Pacific Power
5.00%, 3/1/36 (2)	9,000	9,110
		42,106
New Hampshire 0.8%
New Hampshire Business Fin. Auth., IDRB, Waste Management
5.20%, 5/1/27 (2)	4,500	4,694
New Hampshire HEFA, Covenant Health, 6.125%, 7/1/31	5,000	5,492
New Hampshire HEFA, Exeter Hosp., 6.00%, 10/1/24	2,000	2,216
		12,402
New Jersey 4.4%
Gloucester County Improvement Auth., IDRB, Waste
Management, 6.85%, 12/1/29	1,000	1,074
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/29	4,000	4,371
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	1,775	1,817
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
5.75%, 10/1/21	4,225	4,697
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
6.375%, 4/1/18 (Prerefunded 5/15/14) (1)	2,000	2,367
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
6.375%, 4/1/31 (Prerefunded 5/15/14) (1)	2,000	2,367
New Jersey Economic Dev. Auth., Keswick Pines, 5.70%, 1/1/18	1,500	1,527
New Jersey Economic Dev. Auth., Keswick Pines, 5.75%, 1/1/24	3,885	3,954
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	650	663
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	2,230	2,333
New Jersey Economic Dev. Auth., Presbyterian Homes at
Montgomery, 6.375%, 11/1/31	4,200	4,473
New Jersey Economic Dev. Auth., Seabrook Village
5.00%, 11/15/13	1,350	1,387
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/36	1,000	1,024
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/17	1,300	1,325
New Jersey Economic Dev. Auth., Winchester Gardens at Ward
Homestead, 5.80%, 11/1/31	1,500	1,647
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	3,000	3,189
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	4,875	5,202
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/18	3,755	3,979
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21	4,500	4,992
New Jersey HFFA, South Jersey Hosp., 6.00%, 7/1/32	1,130	1,261
New Jersey Transportation Trust Fund Auth.
Zero Coupon, 12/15/32 (10)	10,000	3,336
Tobacco Settlement Fin. Corp., Tobacco Industry
5.75%, 6/1/32	4,850	5,160
Tobacco Settlement Fin. Corp., Tobacco Industry
6.75%, 6/1/39	3,600	4,140
Tobacco Settlement Fin. Corp., Tobacco Industry
7.00%, 6/1/41	2,095	2,439
		68,724
New York 8.2%
Brookhaven IDA, Methodist Retirement Community Dev. Corp.
4.25%, 11/1/37	1,900	1,910
Dormitory Auth. of the State of New York, 5.625%, 7/1/16	3,100	3,501
Dormitory Auth. of the State of New York, Catholic Health
Services of Long Island, 5.00%, 7/1/27	2,000	2,086
Dormitory Auth. of the State of New York, Catholic Health
Services of Long Island, 5.10%, 7/1/34	2,000	2,091
Dormitory Auth. of the State of New York, City Univ.
6.00%, 7/1/14	2,730	3,020
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	4,250	4,345
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	3,000	3,067
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/13	5,000	5,381
Dormitory Auth. of the State of New York, State Univ.
5.875%, 5/15/17	3,000	3,486
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	1,140	1,175
Long Island Power Auth., 5.125%, 12/1/22
(Prerefunded 6/1/08) (1)	680	703
Metropolitan Transportation Auth., 5.25%, 11/15/32	6,000	6,455
Nassau County Tobacco Settlement Corp., Tobacco Industry
STEP, 0.00%, 6/1/26	2,500	2,298
New York City, GO, 5.00%, 8/1/22	4,315	4,625
New York City, GO, 5.00%, 4/1/23	10,000	10,673
New York City, GO, 5.50%, 8/1/15	4,810	5,261
New York City, GO, 5.875%, 3/15/13	35	36
New York City, GO, 6.25%, 8/1/09	2,975	3,025
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	13,500	14,408
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	500	539
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (2)	5,500	6,014
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (2)	6,000	7,206
New York City IDA, IDRB, JFK Airport, 5.50%, 7/1/28 (2)	6,000	6,213
Niagara County IDA, VR, American Ref-Fuel, 5.45%, 11/15/26 (2)	2,000	2,101
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/13) (2)	1,000	1,059
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/15)	2,000	2,096
Oneida County IDA, Saint Elizabeth Medical Center
5.625%, 12/1/09	1,115	1,135
Oneida County IDA, Saint Elizabeth Medical Center
5.875%, 12/1/29	2,750	2,816
Oneida County IDA, Saint Elizabeth Medical Center
6.00%, 12/1/19	2,520	2,598
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	4,000	4,302
Suffolk County IDA, Jeffersons Ferry, 7.20%, 11/1/19	1,250	1,381
Suffolk County IDA, Jeffersons Ferry, 7.25%, 11/1/28	2,000	2,234
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (4)	4,500	4,875
Tobacco Settlement Fin. Corp., 5.50%, 6/1/15	2,500	2,656
Yonkers IDA, Civic Fac., 6.625%, 2/1/26
(Prerefunded 2/1/11) (1)	4,000	4,477
		129,248
North Carolina 3.1%
Gaston County IDRB, National Gypsum, 5.75%, 8/1/35 (2)	3,800	4,091
Haywood County, PCR, Int'l. Paper, 5.75%, 12/1/25 (2)	2,100	2,121
North Carolina Eastern Municipal Power Agency
5.125%, 1/1/14	2,000	2,127
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/14	2,900	3,177
North Carolina Eastern Municipal Power Agency, 5.75%, 1/1/26	4,350	4,555
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	10,125	11,009
North Carolina Medical Care Commission, Maria Parham
Medical Center, 6.50%, 10/1/26	3,450	3,532
North Carolina Medical Care Commission, Presbyterian Homes
5.50%, 10/1/31	3,500	3,651
North Carolina Medical Care Commission, Presbyterian Homes
5.60%, 10/1/36	1,500	1,574
North Carolina Medical Care Commission, Presbyterian Homes
7.00%, 10/1/31 (Prerefunded 10/1/10) (1)	4,000	4,516
North Carolina Municipal Power Agency #1, Catawba Electric
6.375%, 1/1/13	3,000	3,239
North Carolina Municipal Power Agency #1, Catawba Electric
6.50%, 1/1/20	4,500	4,888
		48,480
North Dakota 0.4%
Grand Forks Health Care, Altru Health System Obligated Group
7.125%, 8/15/24	2,000	2,223
Mercer County, PCR, Basin Electric Power Co-Op.
7.20%, 6/30/13 (4)	3,500	4,013
		6,236
Ohio 1.6%
Akron, COP, 5.00%, 12/1/16 (13)	3,645	3,920
Franklin County, Ohio Presbyterian, 7.125%, 7/1/29
(Prerefunded 7/1/11) (1)	500	574
Montgomery County Hosp., Catholic Health, 6.00%, 12/1/19 (6)	1,785	1,944
Montgomery County Hosp., Catholic Health, 6.00%, 12/1/19	1,730	1,872
Montgomery County Hosp., Kettering Medical Center
6.75%, 4/1/18 (Prerefunded 4/1/10) (1)	2,100	2,322
Ohio Environmental Fac. IDRB, Ford Motor
5.75%, 4/1/35 (2)	5,500	5,529
Ohio Environmental Fac. IDRB, Ford Motor
6.15%, 6/1/30 (2)	1,500	1,531
Ohio Water Dev. Auth., PCR, Cleveland Electric Illuminating
6.10%, 8/1/20 (2)	2,600	2,677
Ohio Water Dev. Auth., PCR, FirstEnergy, 3.75%, 10/1/30	4,000	3,986
		24,355
Oklahoma 1.6%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	5,485	5,514
Norman Regional Hosp. Auth., 5.375%, 9/1/36	3,600	3,835
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	3,085	3,222
Oklahoma Dev. Fin. Auth., Inverness Village, 7.25%, 2/1/16	170	185
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	11,690	13,017
		25,773
Oregon 0.6%
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/17 (14)	2,885	3,078
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/18 (14)	3,185	3,393
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/19 (14)	1,125	1,195
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/21	1,000	1,017
		8,683
Pennsylvania 5.1%
Allegheny County Hosp. Dev. Auth., West Penn Allegheny
Health, 9.25%, 11/15/22	1,000	1,195
Allegheny County Hosp. Dev. Auth., West Penn Allegheny
Health, 9.25%, 11/15/30	4,000	4,771
Bucks County IDA, Ann's Choice, 6.25%, 1/1/35	2,750	2,924
Bucks County IDA, Chandler Hall, 6.20%, 5/1/19	1,275	1,294
Bucks County IDA, Chandler Hall, 6.30%, 5/1/29	7,875	7,993
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	4,200	4,943
Delaware County IDA, American Ref-Fuel, 6.20%, 7/1/19	3,405	3,504
Lancaster County Hosp. Auth., Saint Anne's Home for the Aged
6.60%, 4/1/24	3,200	3,322
Monroe County Hosp. Auth., Pocono Medical Center
6.00%, 1/1/43	4,000	4,358
Montgomery County HHEFA, Philadelphia Geriatric Center
7.00%, 12/1/12 (Prerefunded 12/1/09) (1)	3,360	3,711
Montgomery County HHEFA, Philadelphia Geriatric Center
7.25%, 12/1/19 (Prerefunded 12/1/09) (1)	2,500	2,779
Montgomery County IDA, The Hill at Whitemarsh
6.125%, 2/1/28	7,175	7,641
Montgomery County IDA, The Hill at Whitemarsh
6.25%, 2/1/35	8,010	8,580
Pennsylvania HEFA, Elizabethtown College
5.00%, 12/15/24 (15)	1,750	1,863
Pennsylvania HEFA, Elizabethtown College
5.00%, 12/15/27 (15)	2,000	2,126
Pennsylvania HEFA, Philadelphia Univ., 5.25%, 6/1/32	1,650	1,721
Pennsylvania HEFA, Philadelphia Univ., 5.50%, 6/1/20	1,000	1,082
Pennsylvania HEFA, Widener Univ., 5.375%, 7/15/29	1,000	1,069
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.85%, 5/15/13	1,165	1,195
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.875%, 5/15/28	3,340	3,410
Saint Mary Hosp. Auth., Catholic Health East
5.375%, 11/15/34	1,000	1,074
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	3,750	4,051
Westmoreland County IDA, Redstone Presbyterian Seniorcare
8.00%, 11/15/23 (Prerefunded 11/15/10) (1)	5,000	5,776
		80,382
Puerto Rico 1.3%
Children's Trust Fund, Tobacco Settlement
Zero Coupon, 5/15/55	58,000	2,091
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	2,500	2,658
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	7,750	7,750
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	4,000	4,371
Puerto Rico Ind., Tourism, Ed., Medical & Environmental, AES
Corp., 6.625%, 6/1/26 (2)	1,720	1,874
Puerto Rico Infrastructure Fin. Auth., Excise Tax, 5.00%, 7/1/16	1,000	1,087
Puerto Rico Infrastructure Fin. Auth., Excise Tax, 5.00%, 7/1/17	1,000	1,082
		20,913
Rhode Island 0.3%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	4,800	5,427
		5,427
South Carolina 2.5%
Connector 2000 Assoc., Zero Coupon, 1/1/08	2,600	2,277
Connector 2000 Assoc., Zero Coupon, 1/1/09	500	437
Connector 2000 Assoc., Zero Coupon, 1/1/10	2,900	1,428
Connector 2000 Assoc., Zero Coupon, 1/1/21 (14)	5,100	2,345
Connector 2000 Assoc., Zero Coupon, 1/1/31	21,100	2,955
Florence County, Smurfit-Stone Container, 7.375%, 2/1/07	2,800	2,805
Georgetown County PCR, Int'l. Paper, 6.25%, 9/1/23 (2)	2,000	2,130
Lancaster, Edenmoor Improvement Dist., 5.75%, 12/1/37	5,800	6,270
Myrtle Beach Tax Increment, Air Force Base, 5.25%, 11/1/26	2,330	2,390
Myrtle Beach Tax Increment, Air Force Base, 5.30%, 11/1/35	1,000	1,028
Piedmont Municipal Power Agency, 5.25%, 1/1/21	1,000	1,021
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.625%, 11/15/30	8,500	9,156
Tobacco Settlement Management, 6.00%, 5/15/22	4,000	4,276
York County IDRB, Celanese, 5.70%, 1/1/24 (2)	425	425
		38,943
South Dakota 0.2%
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	3,500	3,814
		3,814
Tennessee 2.0%
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
5.125%, 10/1/35	1,000	1,022
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
5.50%, 10/1/20	1,960	2,049
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
6.00%, 10/1/35	5,850	6,229
Clarksville Public Building Auth., GO, VRDN (Currently 3.65%)	1,300	1,300
Maury County IDRB, Occidental Petroleum Corp.
6.25%, 8/1/18 (2)	3,600	3,919
Montgomery County Public Building Auth., GO
VRDN (Currently 3.65%)	1,600	1,600
Shelby County Health, Ed. & Housing Board, The Village at
Germantown, 6.375%, 12/1/13	2,200	2,293
Shelby County Health, Ed. & Housing Board, The Village at
Germantown, 7.25%, 12/1/34	2,750	2,975
Sullivan County Health Ed. & Housing Fac., Wellmont Health
5.25%, 9/1/36	5,500	5,849
Sullivan County Health Ed. & Housing Fac., Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	1,940	2,198
Sullivan County Health Ed. & Housing Fac., Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	1,160	1,314
		30,748
Texas 6.2%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
5.875%, 11/15/18	2,750	2,816
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
6.00%, 11/15/29	3,500	3,593
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
7.00%, 11/15/33	4,250	4,715
Austin Convention Enterprises, 5.75%, 1/1/34	3,500	3,663
Austin Convention Enterprises, 6.00%, 1/1/19	1,000	1,075
Austin Convention Enterprises, 6.00%, 1/1/20	1,000	1,073
Brazos River Auth., TXU Energy, 5.75%, 5/1/36 (2)	6,155	6,555
Brazos River Auth., PCR, CenterPoint Energy, 7.75%, 12/1/18	5,000	5,314
Brazos River Auth., PCR, TXU Energy, 6.75%, 10/1/38 (2)	1,435	1,621
Brazos River Auth., PCR, TXU Energy, 7.70%, 4/1/33 (2)	4,850	5,682
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(5)	6,000	6,374
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (2)	6,750	7,361
Gulf Coast Waste Disposal Auth., Waste Management
5.20%, 5/1/28 (2)	4,000	4,184
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29
(Prerefunded 6/1/11) (1)	5,250	5,892
Harris County Health Fac. Dev. Corp., Texas Children's Hosp.
VRDN (Currently 3.66%) (11)	1,400	1,400
Houston Airport, IDRB, Continental Airlines
6.125%, 7/15/27 (2)	2,500	2,512
Houston Health Fac. Dev. Corp., Buckingham Senior Living
Community, 7.00%, 2/15/23	500	560
Houston Health Fac. Dev. Corp., Buckingham Senior Living
Community, 7.00%, 2/15/26	1,500	1,676
Port Corpus Christi Auth., CNA Holdings, 6.70%, 11/1/30 (2)	6,940	7,626
Port Corpus Christi, PCR, IDC, Citgo Petroleum
8.25%, 11/1/31 (2)	3,750	3,872
Red River Auth., CNA Holdings, 6.70%, 11/1/30 (2)	3,590	3,945
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22
(Tender 11/1/11)	4,175	4,441
Tarrant County Ed. Fac. Fin. Corp., Edgemere Project - Northwest
Senior High School, 6.00%, 11/15/26	1,500	1,615
Tarrant County Ed. Fac. Fin. Corp., Edgemere Project - Northwest
Senior High School, 6.00%, 11/15/36	2,500	2,676
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	3,210	3,456
Texas Affordable Housing Corp., NHT/GTEX
7.25%, 10/1/31 (12)	4,000	517
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.50%, 11/15/25	1,000	1,023
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.65%, 11/15/35	1,400	1,443
		96,680
Utah 0.7%
Carbon County, PCR, IDRB, Solid Waste, 7.10%, 8/15/23 (2)	3,000	3,329
Tooele County, PCR, Union Pacific, 5.70%, 11/1/26 (2)	8,050	8,368
		11,697
Virgin Islands 0.3%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (2)	1,800	1,985
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (2)	2,350	2,614
		4,599
Virginia 2.0%
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/10	1,875	1,986
Buena Vista Public Recreational Auth., 5.50%, 7/15/35 (14)	2,075	2,231
Charles City County IDA, IDRB, VR, Waste Management
6.25%, 4/1/27 (2)	1,500	1,643
Chesapeake Hosp. Auth., Chesapeake General Hosp.
5.25%, 7/1/14	2,975	3,216
Henrico County Economic Dev. Auth., Virginia United Methodist
Homes, 6.50%, 6/1/22	1,000	1,074
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	5,900	6,040
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	125	126
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	240	245
New Port Community Dev. Auth., Special Assessment
5.50%, 9/1/26	1,000	1,039
New Port Community Dev. Auth., Special Assessment
5.60%, 9/1/36	1,000	1,039
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (2)	1,000	1,001
Norfolk Redev. and Housing Auth., Harbors Edge Retirement
Community, 6.00%, 1/1/25	500	527
Norfolk Redev. and Housing Auth., Harbors Edge Retirement
Community, 6.125%, 1/1/35	1,150	1,213
Peninsula Ports Auth. of Virginia, Baptist Homes
5.375%, 12/1/26	1,300	1,347
Peninsula Ports Auth. of Virginia, Baptist Homes
5.40%, 12/1/33	4,750	4,902
Tobacco Settlement Fin. Corp., Tobacco Industry
5.625%, 6/1/37	1,750	1,873
York County IDA, Electric & Power, 5.50%, 7/1/09	2,350	2,377
		31,879
Washington 0.2%
Snohomish County Housing Auth., Millwood Estates
5.50%, 6/1/29	3,750	3,812
		3,812
West Virginia 0.4%
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10) (1)	5,000	5,590
		5,590
Wisconsin 0.8%
Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 (2)	2,400	2,393
Wisconsin Housing & Economic Dev. Auth., Single Family
4.875%, 3/1/36 (2)	10,110	10,276
		12,669
Total Municipal Securities (Cost $1,506,895)		1,584,727
COMMON STOCKS 0.0%
UAL Corp. (16)	5	206
Total Common Stocks (Cost $104)		206
PREFERRED STOCKS 0.7%
Charter Mac Equity Issuer Trust (8)	4,000	4,459
Munimae Bond Subsidiary (2)(8)	6,000	6,364
Total Preferred Stocks (Cost $10,000)		10,823
CONVERTIBLE BONDS 0.1%
UAL Corp., 5.00%, 1/25/21	1,393	1,560
Total Convertible Bonds (Cost $1,379)		1,560
Total Investments in Securities
101.6% of Net Assets (Cost $1,518,378)		$1,597,316

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Interest subject to alternative minimum tax
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2006.
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Escrowed to maturity
(7)	Insured by XL Capital Assurance Inc.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$30,095 and represents 1.9% of net assets.
(9)	Restricted Securities
(10)	Insured by Financial Security Assurance Inc.
(11)	Insured by MBIA Insurance Corp.
(12)	In default with respect to payment of interest
(13)	Insured by Assured Guaranty US Holdings Inc.
(14)	Insured by ACA Financial Guaranty Corp.
(15)	Insured by Radian Asset Assurance Inc.
(16)	Non-income producing
(17)	Security has been transferred to a third-party trust and serves as underlying collateral ("underlying bond") for floating rate debt ("secured borrowings") and residual interest certificates issued by the trust. At November 30, 2006, the aggregate market value of underlying bonds included in the fund's investments was $32,522,000 and the aggregate value of related secured borrowings and trust fees reflected as a liability of the fund was $14,955,000. See Note 2.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end
VR	Variable Rate; rate shown is effective rate at period-end

Open Futures Contracts at November 30, 2006 were as follows:
Amounts in (000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 100 U.S. Treasury ten year contracts
$100 par of 5.00% California bonds
pledged as initial margin	3/07	$(10,919)	$(26)
Net payments (receipts) of variation
margin to date			(15)
Variation margin receivable (payable)
on open futures contracts			$(41)

(9) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $10,882 and represents 0.7% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
District of Columbia, GO, 7.129%, 6/1/17	8/10/99	$2,259
District of Columbia, GO, 7.383%, 6/1/13	8/10/99	4,755
District of Columbia, GO, 7.383%, 6/1/14	8/10/99	2,828
Totals		$9,842

The fund has registration rights for certain restricted securities held as of November 30, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free High Yield Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Residual Interest Certificates

The fund may invest in residual interest certificates issued by a third party trust specifically established to securitize a fixed-rate debt instrument into floating rate and residual interest certificates. Residual interest certificates typically provide for receipt of principal and interest payments from the underlying bond remaining after payment of trust fees and amounts due on floating rate certificates. Holders of the residual interest certificates have the right to force redemption of the floating rate certificates and to call back the underlying bond. Risks arise from the movement in underlying bond values, changing interest rates, and potential illiquidity.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $1,502,392,000. Net unrealized gain aggregated $79,943,000 at period-end, of which $98,380,000 related to appreciated investments and $18,437,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 22, 2007